Indebtedness (Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long term debt obligations	$ 20,420	$ 17,034
Less current portion of long-term debt	2,781	2,206
Long-term debt (Note 7)	17,639	14,828
US Dollar Notes [Member] | US Dollar Notes [Member]
Debt Instrument [Line Items]
Long-term debt	14,702	11,269
Due through	2042
Interest rate, minimum	1.125%
Interest rate, maximum	6.875%
Interest rate, average	4.462%
Foreign Currency Obligations [Member] | Euro Notes [Member]
Debt Instrument [Line Items]
Long-term debt	3,724	3,533
Due through	2024
Interest rate, minimum	2.125%
Interest rate, maximum	5.875%
Interest rate, average	4.227%
Foreign Currency Obligations [Member] | Swiss Franc Notes [Member]
Debt Instrument [Line Items]
Long-term debt	1,579	1,719
Due through	2021
Interest rate, minimum	1.00%
Interest rate, maximum	3.25%
Interest rate, average	1.984%
Foreign Currency Obligations [Member] | Other Payable [Member]
Debt Instrument [Line Items]
Long term debt obligations	$ 415	$ 513
Due through	2024
Interest rate, average	2.378%